Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000256566
Shareholder Report [Line Items]
Fund Name	Hedged Equity ETF
Trading Symbol	THEQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hedged Equity ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity ETF	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 37,360,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	10.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$37,360 Number of Portfolio Holdings119 Portfolio Turnover Rate10.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Exchange-Traded Funds	81.9%
Information Technology	3.4
Health Care	1.6
Financials	1.3
Consumer Staples	0.9
Industrials & Business Services	0.8
Utilities	0.8
Communication Services	0.7
Consumer Discretionary	0.6
Other	8.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price U.S. Equity Research ETF	81.9%
Cisco Systems	0.3
Chubb	0.3
Motorola Solutions	0.3
Merck	0.2
Duke Energy	0.2
Exxon Mobil	0.2
Cencora	0.2
NVIDIA	0.2
Johnson & Johnson	0.2

Material Fund Change [Text Block]